EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 199,626	$ 196,221
Accumulated amortization	176,111	159,702
Net book value	23,515	36,519
Furniture and fixtures [Member]
Cost	37,137	35,419
Accumulated amortization	30,942	27,889
Net book value	6,195	7,530
Computer equipment [Member]
Cost	100,132	97,773
Accumulated amortization	92,632	87,167
Net book value	7,500	10,606
Leasehold improvement [Member]
Cost	25,674	26,642
Accumulated amortization	25,674	26,642
Net book value	0	0
Vehicle [Member]
Cost	36,683	36,387
Accumulated amortization	26,863	18,004
Net book value	$ 9,820	$ 18,383